Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 8	€ 2
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	294,597	267,465
Cash collateral	271	864
Securities collateral	15,177	14,528
Letters of credit / guarantees	813	194
Real estate property collateral	23,694	23,711
Master netting agreements collateral	171	373
Total collateral	40,127	39,669
Surplus collateral (or overcollateralization)	13,462	14,153
Net exposure	267,932	241,949
Credit risk [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,890	55,811
Letters of credit / guarantees	61	93
Total collateral	61	93
Net exposure	60,829	55,718
Credit risk [member] | Money market and other short-term instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,071	8,695
Securities collateral	324	442
Total collateral	324	442
Surplus collateral (or overcollateralization)	20	24
Net exposure	5,767	8,277
Credit risk [member] | Loan [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,798	10,183
Cash collateral	51	31
Letters of credit / guarantees	20	20
Real estate property collateral	23,694	23,711
Total collateral	23,766	23,762
Surplus collateral (or overcollateralization)	12,982	13,579
Net exposure	14
Credit risk [member] | Unconsolidated investment funds [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	192,775	167,411
Net exposure	192,775	167,411
Credit risk [member] | Deposits with financial institutes [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,063	2,289
Net exposure	2,063	2,289
Credit risk [member] | Other investments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,207	5,040
Net exposure	5,207	5,040
Credit risk [member] | Derivatives assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	771	1,429
Cash collateral	220	832
Securities collateral	713	669
Master netting agreements collateral	171	373
Total collateral	1,104	1,875
Surplus collateral (or overcollateralization)	461	550
Net exposure	128	104
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,021	16,608
Securities collateral	14,141	13,416
Letters of credit / guarantees	732	82
Total collateral	14,872	13,498
Net exposure	€ 1,149	€ 3,110